Inventories	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Inventories
12)	INVENTORIES
As of December 31, 2020 and 2019, the consolidated balance of inventories was summarized as follows:

		2020	2019
Finished goods	$	309	320
Materials and spare parts		271	263
Raw materials		192	194
Work-in-process		164	195
Inventory in transit		35	17

	$	971	989

For the years ended December 31, 2020, 2019 and 2018, CEMEX recognized within “Cost of sales” in the income statement, inventory impairment losses of $9, $6 and $6, respectively.